NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2020
Disclosure Of Noncontrolling Interests [Abstract]
NON-CONTROLLING INTEREST
43	NON-CONTROLLING INTEREST

Summarised financial information in respect of the Group’s subsidiary that has material non-controlling interests is set out below. The summarised financial information below represents amounts before intragroup eliminations.

2020
US$’000
IVS Bulk Pte. Ltd.

Current assets	11,000
Non-current assets	252,447
Current liabilities	(15,428)
Non-current liabilities	(104,264)

Equity attributable to owners of the Company	98,990
Non-controlling interests	44,765
143,755

Revenue	27,620
Cost of sales	(30,050)
Gross loss	(2,430)
Administration expenses	(968)
Interest received	28
Interest paid	(4,568)
Tax expense	(11)
Loss for the year, representing total comprehensive loss for the year	(7,949)

Loss attributable to the owners of the Company, representing total comprehensive loss for the year	(5,312)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year	(2,637)
Loss for the year, representing total comprehensive loss for the year	(7,949)

Net cash inflow from operating activities	424
Net cash outflow from financing activities	(6,830)
(6,406)

Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 41.1)	44,087
Share of loss for the year	(2,637)
Adjustments	332
Balance at 31 December 2020	41,782